Valuation and Qualifying Accounts (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Valuation and Qualifying Accounts
Charged to other accounts		$ 12,625
Valuation and Qualifying Accounts (Textual) [Abstract]
Valuation allowances on deferred tax assets written off against the deferred tax assets	38,268	4,060	5,060
Allowances for accounts receivable acquired	640	1,488	1,503
Accounts Receivable Allowances [Member]
Valuation and Qualifying Accounts
Beginning Balance	15,566	11,428	9,878
Charged to costs and expenses	4,498	7,602	2,710
Charged to other accounts	1,659	3,620	2,832
Deductions	(5,159)	(7,084)	(3,992)
Ending Balance	16,564	15,566	11,428
Valuation Allowances on Net Deferred Tax Assets [Member]
Valuation and Qualifying Accounts
Beginning Balance	137,836	106,743	82,780
Charged to costs and expenses	23,708	24,372	18,344
Charged to other accounts		16,685	15,601
Deductions	(44,533)	(9,964)	(9,982)
Ending Balance	$ 117,011	$ 137,836	$ 106,743